Cash flows information - Reconciliation of Financing Items (Details) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 5,661,905	$ 5,308,028
Increase of new debt (non-cash transactions)	71,285	463,204
Reclassification of debt (non-cash transactions)	(4,391)
Interest payable on Promissory Notes (non-cash)	82,588	459,621
Payment of principal of Promissory Notes	(1,969,602)
Payment of accrued interests of Promissory Notes	(2,955,495)
Amortization of issuance costs	5,697
Payment of debt	(107,557)	(463,437)
Interest payment on debt	(76,691)	(18,077)
Accrued interest on debt	76,691	18,077
Proceeds from Santander and HSBC credit line	58,806	300,314
Finance obtained through supplier finance arrangements	2,385,967	1,334,506
Payments made on reverse factoring transactions	(2,276,588)	(1,328,640)
Exchange fluctuation	50,765	(429,089)
Ending Balance	1,003,650	5,644,507
Promissory Notes Related parties [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,340,452	4,276,058
Reclassification of debt (non-cash transactions)	(4,391)
Interest payable on Promissory Notes (non-cash)	76,168	413,254
Payment of principal of Promissory Notes	(1,682,625)
Payment of accrued interests of Promissory Notes	(2,774,333)
Exchange fluctuation	44,729	(388,593)
Ending Balance		4,300,719
Promissory Notes, Third parties (debt) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,716	445,281
Interest payable on Promissory Notes (non-cash)	6,420	46,367
Payment of principal of Promissory Notes	(286,977)
Payment of accrued interests of Promissory Notes	(181,162)
Amortization of issuance costs	5,967
Exchange fluctuation	6,036	(40,496)
Ending Balance		451,152
Financing of transportation and store equipment [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	421,887	248,353
Increase of new debt (non-cash transactions)	71,285	463,204
Payment of debt	(107,557)	(463,437)
Interest payment on debt	(76,691)	(18,077)
Accrued interest on debt	76,691	18,077
Proceeds from Santander and HSBC credit line	58,806	300,314
Ending Balance	444,421	548,434
Supplier finance arrangement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,850	338,336
Finance obtained through supplier finance arrangements	2,385,967	1,334,506
Payments made on reverse factoring transactions	(2,276,588)	(1,328,640)
Ending Balance	$ 559,229	$ 344,202